FAIR VALUE MEASUREMENTS - Fair Value Measurements on a Nonrecurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 0	$ (804,000,000)	$ 0
Total Losses			(94,000,000)
Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		(804,000,000)
Long-lived assets, intangible assets, and other assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Losses			(94,000,000)
Level 3 | Nonrecurring | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value:		$ 4,814,000,000
Level 3 | Nonrecurring | Long-lived assets, intangible assets, and other assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value:			$ 55,000,000